CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Loss	$ (952)	$ (1,950)	$ (7,462)	$ (22,703)
Loss from discontinued operations, net of tax	413	528	13,428	4,892
Income (loss) from continuing operations	(539)	(1,422)	5,966	(17,811)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	1,135	1,713	5,296	7,345
Warrants (cancelled) issued for services			0	(320)
Stock-based compensation expense	234	480	1,133	942
Forfeiture (remeasurment) of liability based restricted stock			75	(75)
Rent expense in excess of cash paid	158	203	896	162
Rent revenue in excess of cash received	(768)	(718)	(2,498)	(1,211)
Amortization of deferred financing costs	95	216	1,046	1,163
Amortization of debt discounts and premiums	4	4
Gain (loss) on debt extinguishment			(185)	680
Deferred tax expense			(163)	102
Gain on disposal of assets			(8,750)	0
Bad debt expense	466	0	215	2,132
Changes in operating assets and liabilities:
Accounts receivable	163	(1,219)	(545)	(2,220)
Prepaid expenses and other	(201)	(242)	672	(2,156)
Other assets	294	(17)
Accounts payable and accrued expenses	236	(590)	(1,361)	(1,550)
Other liabilities	60	617	(199)	1,090
Net cash provided by (used in) operating activities—continuing operations	749	(941)	1,598	(11,727)
Net cash used in operating activities—discontinued operations	(1,051)	(639)	(5,007)	(6,079)
Net cash used in operating activities	(302)	(1,580)	(3,409)	(17,806)
Cash flow from investing activities:
Proceeds from sale of property and equipment			18,370	0
Change in restricted cash and investments	1,649	3,839	7,263	(3,950)
Purchase of property and equipment	(329)	(19)	(1,500)	(1,799)
Proceeds from the sale of property and equipment	0	325
Net cash provided by (used in) investing activities—continuing operations	1,320	4,145	24,133	(5,749)
Net cash provided by investing activities—discontinued operations	0	(1)	0	15,594
Net cash provided by investing activities	1,320	4,144	24,133	9,845
Cash flows from financing activities:
Proceeds from debt	0	203	9,809	22,757
Proceeds from convertible debt			0	2,049
Repayment on notes payable	(1,974)	(4,518)	(16,284)	(25,652)
Repayment on bonds payable			(85)	0
Repayment on convertible debt	(6,700)	0	0	(6,849)
Proceeds from lines of credit			0	28,310
Repayment on lines of credit			0	(34,944)
Debt issuance costs	0	(25)	(315)	(598)
Exercise of options and warrants			0	1,791
Proceeds from preferred stock issuances, net	0	3,677	6,780	34,323
Repurchase of common stock	(187)	(312)	(523)	0
Repurchase of preferred stock			(48)	0
Dividends on common stock			0	(3,276)
Dividends on preferred stock	(1,878)	(1,777)	(7,335)	(5,208)
Net cash (used in) provided by financing activities—continuing operations	(10,739)	(2,752)	(8,001)	12,703
Net cash used in financing activities—discontinued operations	(140)	(268)	(1,398)	(12,757)
Net cash used in financing activities	(10,879)	(3,020)	(9,399)	(54)
Net change in cash and cash equivalents	(9,861)	(456)	11,325	(8,015)
Cash and cash equivalents at beginning of period	14,045	2,720	2,720	10,735
Cash and cash equivalents at end of period	4,184	2,264	14,045	2,720
Cash paid during the year for:
Interest	682	1,630	6,126	8,367
Income taxes	0	0	0	8
Supplemental Disclosure of Non-Cash Activities:
Issuance of seller note			3,000	0
Repayment on notes payable - sale of Arkansas Facilities			35,176	0
Notes repaid by setoff of amounts owed to the Company by noteholders			0	5,651
Notes issued in conjunction with financing of exit fees			0	680
Cancellation of insurance premium financing			0	721
Gain on extinguishment of exit fee note			185	0
Cashless exercise of warrants			$ 135	$ 0
Surrender of security deposit	500	0
Non-cash proceeds from vendor-financed insurance	193	0
Non-cash proceeds from financing of South Carolina Medicaid audit repayment	$ 385	$ 0